Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 12,296,691	$ 6,292,469
Less: allowance for doubtful accounts	(259,555)	(39,280)	$ (2,478)
Accounts receivable, net	$ 12,037,136	$ 6,253,189